FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Stated interest rate on Senior Notes due 2016	7.20%
Proceeds from Accounts Receivable Securitization	535,000,000
Currency And Interest Rate Swap Senior Notes Due 2015 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements			0
Stated interest rate on Senior Notes due 2016		0.00%
Description of the interest rate terms of the swap agreement
Interest Rate Swap Senior Notes Due 2014 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.
Interest Rate Swap Senior Notes Due 2013 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements	1,100,000,000
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.
Currency And Interest Rate Swap Senior Notes Due 2021 [Member]
Derivative [Line Items]
Description of the interest rate terms of the swap agreement	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount. During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce its exposure resulting mainly from payroll costs denominated in new Israeli shekels. During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva’s European subsidiaries from anticipated exposure on 2012 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro. During the third quarter of 2012 and first quarter of 2013, Teva entered into cash flow hedge transactions to help protect Teva’s European subsidiaries from anticipated exposure on 2013 sales and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro. During the fourth quarter of 2012, the Company entered into swap agreements with respect to its $1.3 billion principal amount of 2.95% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate. During the first quarter of 2013, the Company entered into swap agreements with respect to its $1.0 billion principal amount of 6.15% Senior Notes due 2036. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $1.0 billion principal amount, as compared to the stated 6.15% fixed rate.